Quarterly Holdings Report
for
Fidelity® Puritan® K6 Fund
November 30, 2024
PUR-K6-NPRT1-0125
1.9893906.105
Alternative Funds - 0.1%
	Shares	Value ($)
Fidelity Private Credit Company LLC (a)(b) (Cost $1,616,148)	161,254	1,627,052

Common Stocks - 67.0%
	Shares	Value ($)
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	12,992	2,544,725
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	48,824	3,041,278
CANADA - 0.7%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd	41,428	1,401,696
Cenovus Energy Inc	114,197	1,801,802
South Bow Corp	18,677	487,185
		3,690,683
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (United States) (c)	15,094	1,744,866
Materials - 0.4%
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd/CA (United States)	67,814	5,724,858
Ivanhoe Mine Ltd Class A (c)	219,966	2,983,575
		8,708,433
TOTAL CANADA		14,143,982
CHINA - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
JD.com Inc ADR	98,945	3,698,564
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	10,868	2,492,793
TOTAL CHINA		6,191,357
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc	84,975	2,237,392
FRANCE - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Danone SA	8,156	557,295
Personal Care Products - 0.0%
L'Oreal SA	182	63,326
TOTAL CONSUMER STAPLES		620,621

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	9,022	2,190,913
TOTAL FRANCE		2,811,534
GERMANY - 0.3%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (c)	17,751	2,101,541
Information Technology - 0.2%
Software - 0.2%
SAP SE ADR	17,797	4,228,567
TOTAL GERMANY		6,330,108
ITALY - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Brunello Cucinelli SpA	63,029	6,244,303
Moncler SpA	20,184	988,620
Prada Spa	38,860	266,226
		7,499,149
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA	22,874	1,508,822
TOTAL ITALY		9,007,971
LUXEMBOURG - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
CVC Capital Partners PLC (c)(d)(e)	71,888	1,760,170
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (c)	14,578	8,988,066
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Industria de Diseno Textil SA	10,195	562,593
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (c)	3,155	184,031
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	71,779	13,254,710
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Compass Group PLC	27,276	934,578
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	57,530	1,804,716
Financials - 0.4%
Capital Markets - 0.4%
3i Group PLC	294	13,875
London Stock Exchange Group PLC	45,184	6,475,713
		6,489,588
Industrials - 0.0%
Professional Services - 0.0%
RELX PLC	8,924	420,714
TOTAL UNITED KINGDOM		9,649,596
UNITED STATES - 63.3%
Communication Services - 5.7%
Entertainment - 0.8%
Electronic Arts Inc	7,967	1,303,959
Live Nation Entertainment Inc (c)	8,420	1,164,065
LiveOne Inc (c)	409,488	409,488
Netflix Inc (c)	12,221	10,837,705
PodcastOne Inc (c)	19,557	42,634
Spotify Technology SA (c)	6,047	2,884,177
		16,642,028
Interactive Media & Services - 4.9%
Alphabet Inc Class A	33,330	5,631,103
Alphabet Inc Class C	302,834	51,630,169
Meta Platforms Inc Class A	80,358	46,151,207
		103,412,479
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	6,841	1,689,317
TOTAL COMMUNICATION SERVICES		121,743,824

Consumer Discretionary - 8.0%
Automobiles - 1.0%
General Motors Co	98,863	5,495,794
Tesla Inc (c)	44,383	15,319,236
		20,815,030
Broadline Retail - 3.3%
Amazon.com Inc (c)	335,914	69,833,161
Diversified Consumer Services - 0.1%
Service Corp International/US	43,854	3,885,026
Hotels, Restaurants & Leisure - 0.5%
Airbnb Inc Class A (c)	10,008	1,362,189
Cava Group Inc (c)	18,483	2,604,255
Hilton Worldwide Holdings Inc	7,702	1,951,995
Starbucks Corp	43,920	4,500,043
		10,418,482
Household Durables - 0.8%
DR Horton Inc	39,505	6,667,654
Lennar Corp Class A	27,767	4,842,287
Toll Brothers Inc	33,121	5,470,596
		16,980,537
Specialty Retail - 2.1%
Best Buy Co Inc	5,799	521,910
Group 1 Automotive Inc	4,821	2,052,782
Home Depot Inc/The	30,726	13,185,448
Lowe's Cos Inc	65,514	17,847,979
Revolve Group Inc Class A (c)	5,804	209,408
RH (c)	15,748	6,065,185
TJX Cos Inc/The	26,495	3,330,157
Tractor Supply Co	2,106	597,409
		43,810,278
Textiles, Apparel & Luxury Goods - 0.2%
Ralph Lauren Corp Class A	8,306	1,922,008
VF Corp	121,328	2,454,466
		4,376,474
TOTAL CONSUMER DISCRETIONARY		170,118,988

Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp	1,254	1,218,738
Performance Food Group Co (c)	9,409	830,250
Target Corp	13,124	1,736,436
Walmart Inc	132,579	12,263,558
		16,048,982
Household Products - 0.1%
Clorox Co/The	18,095	3,024,941
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	18,342	1,322,825
Kenvue Inc	47,388	1,141,103
		2,463,928
Tobacco - 0.0%
Philip Morris International Inc	4,391	584,266
TOTAL CONSUMER STAPLES		22,122,117

Energy - 2.4%
Energy Equipment & Services - 0.9%
Baker Hughes Co Class A	425,367	18,694,879
Oil, Gas & Consumable Fuels - 1.5%
Antero Resources Corp (c)	9,667	316,014
Energy Transfer LP	319,106	6,337,445
Enterprise Products Partners LP	61,771	2,126,776
Exxon Mobil Corp	169,334	19,974,639
ONEOK Inc	21,735	2,469,096
Range Resources Corp	17,300	618,302
		31,842,272
TOTAL ENERGY		50,537,151

Financials - 9.6%
Banks - 1.8%
Citizens Financial Group Inc	45,153	2,173,665
JPMorgan Chase & Co	36,660	9,154,735
M&T Bank Corp	35,024	7,704,930
PNC Financial Services Group Inc/The	20,327	4,364,613
Wells Fargo & Co	190,009	14,472,986
		37,870,929
Capital Markets - 3.4%
Ares Management Corp Class A	41,012	7,248,051
Bank of New York Mellon Corp/The	78,349	6,414,433
Blackrock Inc	6,463	6,610,356
Blue Owl Capital Inc Class A	211,522	5,019,417
Coinbase Global Inc Class A (c)	11,684	3,460,801
Evercore Inc Class A	1,140	351,006
Goldman Sachs Group Inc/The	12,797	7,787,870
Intercontinental Exchange Inc	21,997	3,540,637
KKR & Co Inc Class A	77,730	12,659,886
Moody's Corp	3,743	1,871,425
Morgan Stanley	71,756	9,443,807
MSCI Inc	1,047	638,283
Northern Trust Corp	9,195	1,022,116
State Street Corp	46,085	4,539,833
		70,607,921
Consumer Finance - 0.6%
American Express Co	22,039	6,714,843
Capital One Financial Corp	21,497	4,127,639
Discover Financial Services	14,182	2,587,222
		13,429,704
Financial Services - 2.6%
Apollo Global Management Inc	82,101	14,370,138
Berkshire Hathaway Inc Class B (c)	7,255	3,504,310
Block Inc Class A (c)	11,518	1,019,919
Mastercard Inc Class A	43,512	23,189,286
PayPal Holdings Inc (c)	59,917	5,198,998
Visa Inc Class A	25,428	8,011,854
		55,294,505
Insurance - 1.2%
Arthur J Gallagher & Co	20,995	6,555,479
Chubb Ltd	39,521	11,410,898
Hartford Financial Services Group Inc/The	8,923	1,100,294
Marsh & McLennan Cos Inc	22,485	5,244,177
The Travelers Companies, Inc.	6,942	1,846,850
		26,157,698
TOTAL FINANCIALS		203,360,757

Health Care - 5.9%
Biotechnology - 0.9%
Alnylam Pharmaceuticals Inc (c)	9,929	2,512,732
Avidity Biosciences Inc (c)	20,297	873,380
Blueprint Medicines Corp (c)	1,278	123,173
Exact Sciences Corp (c)	43,060	2,673,165
Gilead Sciences Inc	109,644	10,150,842
Madrigal Pharmaceuticals Inc (c)(f)	3,771	1,237,604
Moderna Inc (c)	21,882	942,239
Nuvalent Inc Class A (c)	7,595	734,285
Scholar Rock Holding Corp (c)	2,735	109,126
		19,356,546
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp (c)	200,794	18,203,984
Glaukos Corp (c)	23,505	3,376,493
Insulet Corp (c)	28,743	7,668,058
Intuitive Surgical Inc (c)	16,750	9,078,500
Stryker Corp	15,006	5,884,603
		44,211,638
Health Care Providers & Services - 1.6%
Tenet Healthcare Corp (c)	1,663	237,277
UnitedHealth Group Inc	54,269	33,114,944
		33,352,221
Life Sciences Tools & Services - 0.6%
Bruker Corp	40,977	2,374,617
Danaher Corp	8,614	2,064,690
Thermo Fisher Scientific Inc	15,389	8,150,476
		12,589,783
Pharmaceuticals - 0.7%
Eli Lilly & Co	19,055	15,155,394
TOTAL HEALTH CARE		124,665,582

Industrials - 8.5%
Aerospace & Defense - 1.1%
Boeing Co (c)	22,702	3,528,799
BWX Technologies Inc	1,631	213,416
GE Aerospace	14,233	2,592,683
General Dynamics Corp	30,633	8,700,079
Howmet Aerospace Inc	40,832	4,833,692
Standardaero Inc	8,910	255,361
TransDigm Group Inc	1,837	2,301,706
Woodward Inc	6,239	1,125,016
		23,550,752
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	7,807	824,263
FedEx Corp	11,151	3,375,073
		4,199,336
Building Products - 1.8%
AZEK Co Inc/The Class A (c)	15,276	811,460
Builders FirstSource Inc (c)	9,076	1,692,402
Carrier Global Corp	161,440	12,490,613
Fortune Brands Innovations Inc	31,199	2,442,882
Trane Technologies PLC	50,835	21,158,544
		38,595,901
Commercial Services & Supplies - 0.2%
ACV Auctions Inc Class A (c)	15,547	351,673
Cintas Corp	16,211	3,660,282
		4,011,955
Construction & Engineering - 0.0%
EMCOR Group Inc	2,391	1,219,696
Electrical Equipment - 2.0%
Eaton Corp PLC	41,768	15,680,543
GE Vernova Inc	73,277	24,483,311
Hubbell Inc	5,033	2,315,633
		42,479,487
Ground Transportation - 0.5%
Norfolk Southern Corp	26,739	7,375,953
Uber Technologies Inc (c)	50,375	3,624,985
		11,000,938
Industrial Conglomerates - 0.4%
3M Co	57,805	7,718,702
Machinery - 0.8%
Allison Transmission Holdings Inc	16,669	1,975,277
Cummins Inc	3,323	1,246,258
Parker-Hannifin Corp	5,506	3,870,167
Pentair PLC	27,103	2,953,956
Stanley Black & Decker Inc	23,363	2,089,820
Westinghouse Air Brake Technologies Corp	19,383	3,888,618
		16,024,096
Professional Services - 0.5%
Equifax Inc	7,369	1,927,436
Leidos Holdings Inc	14,668	2,426,087
Paycom Software Inc	5,239	1,215,029
TransUnion	47,946	4,866,519
		10,435,071
Trading Companies & Distributors - 1.0%
Applied Industrial Technologies Inc	4,712	1,294,481
United Rentals Inc	10,624	9,200,384
Watsco Inc	11,089	6,116,692
WW Grainger Inc	3,144	3,789,589
		20,401,146
TOTAL INDUSTRIALS		179,637,080

Information Technology - 16.7%
Communications Equipment - 0.1%
Arista Networks Inc (c)	3,250	1,318,915
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	90,443	6,570,684
Flex Ltd (c)	11,061	431,047
		7,001,731
IT Services - 0.1%
IBM Corporation	13,247	3,012,500
X Holdings Corp Class A (a)(c)(g)	4,690	138,308
		3,150,808
Semiconductors & Semiconductor Equipment - 7.2%
Analog Devices Inc	29,038	6,331,736
Broadcom Inc	105,959	17,173,835
Marvell Technology Inc	230,802	21,393,037
Micron Technology Inc	17,280	1,692,576
NVIDIA Corp	743,804	102,830,903
Onto Innovation Inc (c)	5,149	845,363
Teradyne Inc	13,887	1,527,570
		151,795,020
Software - 4.6%
AppLovin Corp Class A (c)	2,265	762,739
Autodesk Inc (c)	12,871	3,757,045
Fair Isaac Corp (c)	883	2,097,151
HubSpot Inc (c)	2,148	1,548,815
Microsoft Corp	189,768	80,359,158
Oracle Corp	10,189	1,883,335
Servicenow Inc (c)	616	646,455
Zoom Communications Inc Class A (c)	67,144	5,552,137
		96,606,835
Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc	393,536	93,397,899
TOTAL INFORMATION TECHNOLOGY		353,271,208

Materials - 2.4%
Chemicals - 0.9%
Air Products and Chemicals Inc	2,730	912,721
CF Industries Holdings Inc	47,017	4,215,544
Linde PLC	21,961	10,123,802
Sherwin-Williams Co/The	12,354	4,909,480
		20,161,547
Construction Materials - 0.3%
Martin Marietta Materials Inc	6,011	3,606,600
Vulcan Materials Co	5,992	1,726,475
		5,333,075
Containers & Packaging - 0.7%
Ball Corp	17,256	1,072,632
International Paper Co	243,191	14,306,927
		15,379,559
Metals & Mining - 0.4%
Freeport-McMoRan Inc	177,502	7,845,588
Newmont Corp	12,088	506,971
		8,352,559
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	17,911	2,117,080
TOTAL MATERIALS		51,343,820

Real Estate - 1.9%
Office REITs - 0.1%
BXP Inc	19,333	1,585,113
Real Estate Management & Development - 0.7%
CBRE Group Inc Class A (c)	58,127	8,137,199
Jones Lang LaSalle Inc (c)	3,693	1,036,255
Zillow Group Inc Class C (c)	74,067	6,274,216
		15,447,670
Residential REITs - 0.3%
Camden Property Trust	9,008	1,133,206
Equity Residential	72,540	5,560,917
		6,694,123
Retail REITs - 0.3%
Macerich Co/The	541	11,474
Simon Property Group Inc	30,603	5,618,711
		5,630,185
Specialized REITs - 0.5%
Equinix Inc	770	755,740
Public Storage Operating Co	28,807	10,026,276
		10,782,016
TOTAL REAL ESTATE		40,139,107

Utilities - 1.2%
Electric Utilities - 1.0%
Constellation Energy Corp	17,789	4,563,946
Edison International	20,363	1,786,853
FirstEnergy Corp	30,961	1,317,391
NextEra Energy Inc	96,902	7,623,280
NRG Energy Inc	6,978	709,035
PG&E Corp	134,047	2,899,437
Southern Co/The	2,581	230,044
		19,129,986
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	30,719	4,910,125
Multi-Utilities - 0.0%
Sempra	7,915	741,398
TOTAL UTILITIES		24,781,509

TOTAL UNITED STATES		1,341,721,143
TOTAL COMMON STOCKS (Cost $978,097,612)		1,422,428,656

Fixed-Income Funds - 32.5%
	Shares	Value ($)
Fidelity High Income Central Fund (h)	656,794	71,288,450
Fidelity Investment Grade Bond Central Fund (h)	6,265,384	619,145,274
TOTAL FIXED-INCOME FUNDS (Cost $714,545,535)		690,433,724

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.64	7,479,142	7,480,638
Fidelity Securities Lending Cash Central Fund (i)(j)	4.64	1,251,400	1,251,525
TOTAL MONEY MARKET FUNDS (Cost $8,732,163)			8,732,163

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,702,991,458)	2,123,221,595
NET OTHER ASSETS (LIABILITIES) - 0.0%	(595,144)
NET ASSETS - 100.0%	2,122,626,451

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,765,360 or 0.1% of net assets.

(b)	Affiliated Fund
(c)	Non-income producing
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,760,170 or 0.1% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,760,170 or 0.1% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)	Level 3 security
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	6/06/22 - 11/19/24	1,616,148

X Holdings Corp Class A	10/25/22	469,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	14,739,324	93,443,855	100,702,541	191,092	-	-	7,480,638	0.0%
Fidelity High Income Central Fund	63,242,591	6,861,254	-	1,134,717	-	1,184,605	71,288,450	4.9%
Fidelity Investment Grade Bond Central Fund	535,762,501	94,180,807	5,323,979	6,115,945	(254,732)	(5,219,323)	619,145,274	1.5%
Fidelity Securities Lending Cash Central Fund	12,437,975	4,217,083	15,403,533	670	-	-	1,251,525	0.0%
Total	626,182,391	198,702,999	121,430,053	7,442,424	(254,732)	(4,034,718)	699,165,887

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Company LLC	561,560	1,053,877	6,899	29,977	(225)	18,739	1,627,052
	561,560	1,053,877	6,899	29,977	(225)	18,739	1,627,052

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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